Managed Volatility Balanced Portfolio Investment Risks - Managed Volatility Balanced Portfolio	Dec. 31, 2024
Inflation Protected Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation-protected securities risk. Increases in real interest rates generally cause the price of inflation-protected debt securities to decrease.
Loan Participations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Loan participations risk.

Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.